Aug. 31, 2019

Supplement dated November 26, 2019 to the Wilmington Funds Prospectus dated August 31, 2019 (the “Prospectus”)

1.	Effective November 26, 2019, the information in the Prospectus with respect to the Wilmington Global Alpha Equities Fund will be amended, supplemented, or replaced as follows:

The following supplements information on page 12 of the Prospectus under the sub-section entitled “Annual Average Total Returns”:

Average Annual Total Returns

(For the periods ended December 31, 2018)

	1 Year	5 Years	Life of Fund
Class I Shares
Return Before Taxes	-2.67%	1.05%	2.29	%*
Return After Taxes on Distributions	-2.95%	0.63%	1.91	%*
Return After Taxes on Distributions and Sale of Fund Shares	-1.38%	0.70%	1.70	%*
Class A Shares
Return Before Taxes	-8.26%	-0.34%	1.21	%*
HFRX Equity Hedge Index	-9.74%	-0.32%	1.86%

*	Class I and A Shares Commenced operations on January 12, 2012.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.